Corporate Information (Details)	6 Months Ended
Jun. 30, 2026
Corporate Information [Line Items]
Incorporation date	Dec. 09, 2022
Waterous Energy Fund [Member]
Corporate Information [Line Items]
Percentage of common shares owned	72.00%